Stock Option Plans - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2015	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Aug. 07, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future grant			4,565,892			3,000,000
Stock option expense			$ 7.5	$ 6.2	$ 5.3
Aggregate intrinsic value for outstanding options			31.0
Aggregate intrinsic value of exercisable options			34.7
Total intrinsic value of options exercised			6.7
Restricted stock or unit expense			$ 9.8	$ 6.7	$ 4.8
Maximum number of shares available for grant			1,439,758
Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future grant						1,500,000
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost, stock options			$ 8.1
Weighted-average period of recognition of unrecognized compensation cost			2 years 3 months 18 days
Stock Options [Member] | Long Term Compensation Plan [Member] | Employee [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, granted		268,571
Share-based compensation vesting period		3 years
Share-based compensation award expiration term		10 years
Stock Options [Member] | Long Term Compensation Plan [Member] | Board of Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, granted	17,051
Share-based compensation award expiration term	10 years
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future grant	15,139	93,782
Weighted-average period of recognition of unrecognized compensation cost			1 year 9 months 18 days
Percentage of average return on invested capital			82.00%
Shares earned			79,326
Employee restricted stock award plan description			The performance criterion for the Fiscal 2016 Employee Restricted Stock Award is based upon the achievement of certain levels of return on equity, ranging from 12.5% to 17.5%, for the fiscal year ended March 31, 2016. All restricted shares will be earned if the return on equity is 17.5% or greater, and the percentage of shares earned will be reduced proportionately to approximately 75% if the return on equity is 12.5%. If the Company does not achieve a return on equity of at least 12.5%, all awards will be forfeited. If the criteria are met, the award may be reduced by the Compensation Committee based on individual performance goals.
Reduced percentage of restricted shares		75.00%
Remaining restrictions of unearned compensation cost			400,000
Unrecognized compensation cost			$ 14.0
Restricted Stock [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation vesting date			Mar. 31, 2017
Percentage of average return on invested capital		12.50%
Restricted Stock [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation vesting date			Mar. 31, 2020
Percentage of average return on invested capital		17.50%
Restricted Stock [Member] | Board of Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation vesting period		5 years